INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 24, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)		106,752	75,694	1,830,071	148,011		164,886	122,560
Initial Public Offering | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)	8,009,041	1,125,000
Purchase price, per share	$ 10.00
Over-allotment option | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock (in shares)	509,041	509,041				509,041
Purchase price, per share	$ 10.00	$ 10.00		$ 10.00		$ 10.00